COMMITMENTS AND CONTINGENCIES	12 Months Ended
Feb. 29, 2012
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

16.                               COMMITMENTS AND CONTINGENCIES

Lease commitment

The Group leases certain office premises under non-cancellable leases, the term of which are ten years or less and are renewable upon negotiation.  Rental expenses under operating leases for the years ended February 28, 2010, February 28, 2011 and February 29, 2012 were $9,862,702, $15,457,321 and $26,212,907, respectively.

Future minimum payments under non-cancellable operating leases as of February 29, 2012 were as follows:

Fiscal year ending
February 2013	$27,879,633
February 2014	21,484,200
February 2015	14,288,355
February 2016	7,075,978
February 2017 and after	3,963,074
Total	$74,691,240

Contingencies

The Group is required to obtain and maintain various licenses and permits and fulfill registration and filing requirements in order to operate its after-school tutoring business. As of February 29, 2012, the Group is in the process of preparing filings and applying for the requisite operating permits for certain learning centers. If the Group fails to comply with the applicable legal requirements concerning obtaining and maintaining applicable licenses and permits and fulfilling applicable registration and filing requirements to operate its after-school tutoring business, including any failure to cure non- compliances in a timely manner, there is reasonable possibility that it may be subject to fines, confiscation of the gains derived from its noncompliant operations or the suspension of its noncompliant operations. Such contingent liability is not probable and cannot be reasonably estimated.